Intangible Assets - Summary of Reconciliation of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[1]	$ 1,792,921
Ending balance		1,592,110	$ 1,792,921	[1]
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		2,299,560	2,222,182
Additions through business combinations	[2]	104,928	93,991
Other additions		6,120	7,143
Disposals		(380)
Sale of business		(273,932)
Extinguishments		(83,200)	(22,072)
Effect of movements in exchange rates		(82,245)	(1,684)
Ending balance		1,970,851	2,299,560
Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		506,639	474,519
Amortization for the year		55,679	55,243
Disposals		(130)
Sale of business		(86,782)
Extinguishments		(83,200)	(22,071)
Effect of movements in exchange rates		(13,465)	(1,052)
Ending balance		378,741	506,639
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		1,424,811
Ending balance		1,281,333	1,424,811
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		1,572,291	1,523,626
Additions through business combinations	[2]	59,188	49,221
Other additions		0	0
Disposals		0
Sale of business		(210,806)
Extinguishments		0	0
Effect of movements in exchange rates		(61,328)	(556)
Ending balance		1,359,345	1,572,291
Goodwill | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		147,480	148,016
Amortization for the year		0	0
Disposals		0
Sale of business		(66,255)
Extinguishments		0	0
Effect of movements in exchange rates		(3,213)	(536)
Ending balance		78,012	147,480
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		300,936
Ending balance		269,445	300,936
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		588,514	574,942
Additions through business combinations	[2]	38,121	29,130
Other additions		0	3,263
Disposals		0
Sale of business		(33,312)
Extinguishments		(61,985)	(18,357)
Effect of movements in exchange rates		(17,641)	(464)
Ending balance		513,697	588,514
Customer Relationships | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		287,578	261,599
Amortization for the year		43,538	44,862
Disposals		0
Sale of business		(16,669)
Extinguishments		(61,985)	(18,357)
Effect of movements in exchange rates		(8,210)	(526)
Ending balance		244,252	287,578
Trademarks
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		43,136
Ending balance		15,630	43,136
Trademarks | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		88,811	86,402
Additions through business combinations	[2]	3,846	4,166
Other additions		0	0
Disposals		(380)
Sale of business		(28,589)
Extinguishments		(19,058)	(1,178)
Effect of movements in exchange rates		(1,950)	(579)
Ending balance		42,680	88,811
Trademarks | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		45,675	43,636
Amortization for the year		4,764	3,274
Disposals		(130)
Sale of business		(2,996)
Extinguishments		(19,058)	(1,178)
Effect of movements in exchange rates		(1,205)	(57)
Ending balance		27,050	45,675
Non-compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		10,282
Ending balance		9,877	10,282
Non-compete Agreements | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		17,948	14,688
Additions through business combinations	[2]	3,727	4,405
Other additions		0	0
Disposals		0
Sale of business		(150)
Extinguishments		(836)	(1,027)
Effect of movements in exchange rates		(682)	(118)
Ending balance		20,007	17,948
Non-compete Agreements | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		7,666	5,304
Amortization for the year		3,702	3,378
Disposals		0
Sale of business		(26)
Extinguishments		(836)	(1,027)
Effect of movements in exchange rates		(376)	11
Ending balance		10,130	7,666
Information Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		13,756
Ending balance		15,825	13,756
Information Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		31,996	22,524
Additions through business combinations	[2]	46	7,069
Other additions		6,120	3,880
Disposals		0
Sale of business		(1,075)
Extinguishments		(1,321)	(1,510)
Effect of movements in exchange rates		(644)	33
Ending balance		35,122	31,996
Information Technology | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		18,240	15,964
Amortization for the year		3,675	3,729
Disposals		0
Sale of business		(836)
Extinguishments		(1,321)	(1,509)
Effect of movements in exchange rates		(461)	56
Ending balance		$ 19,297	$ 18,240

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).
[2]	Includes non-material adjustments to prior year’s acquisitions